Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 14 – Commitments and Contingencies

Litigation

In the ordinary course of business, the Company may at times be subject to claims and legal actions. Management believes it is remote that the impact of such matters will have a material adverse effect on the Company’s financial position, results of operations or cash flows.

Environmental Matters

The Company is subject to various federal, state and local laws and regulations relating to the protection of the environment. These laws, which are often changing, regulate the discharge of materials into the environment and may require the Company to remove or mitigate the environmental effects of the disposal or release of petroleum or chemical substances at various sites. The Company has established procedures for the ongoing evaluation of its operations to identify potential environmental exposures and to comply with regulatory policies and procedures. At September 30, 2018, the Company had no environmental matters requiring specific disclosure or requiring the recognition of a liability.

Natural Gas Dedication Agreements

The Company has dedicated its natural gas production from the oil and natural gas properties contributed by Citizen under an agreement with a third party. Under this dedication agreement, the Company is required to deliver its natural gas production from the contract area, as defined in the agreement, through November 2030. There is no specified volume or volume penalty in the agreement.

For the oil and natural gas properties contributed by Linn, the Company assumed Linn’s dedication agreement with Blue Mountain. The agreement with Blue Mountain requires the Company to deliver its natural gas production from the contract area, as defined in the agreement, through November 2030. There is no specified volume or volume penalty in the agreement.

Volume Commitment

Under an agreement with a third party, the Company has a requirement to deliver a minimum volume of natural gas from a specified area, as defined in the agreement. In the event that the Company is unable to meet this natural gas volume delivery commitment, it would incur deficiency fees on any undelivered volumes as of November 2021. If the Company was unable to deliver any additional natural gas volumes, it would owe deficiency fees of $8.6 million as of September 30, 2018. Based on natural gas volumes delivered as of September 30, 2018, current production from producing wells and expected production from wells planned to be drilled in the specified area, the Company expects to meet the required minimum volume commitment.

Note 13 – Commitments and Contingencies

Litigation

In the ordinary course of business, the Company may at times be subject to claims and legal actions. Management believes it is remote that the impact of such matters will have a material adverse effect on the Company’s financial position, results of operations or cash flows.

Environmental Matters

The Company is subject to various federal, state and local laws and regulations relating to the protection of the environment. These laws, which are often changing, regulate the discharge of materials into the environment and may require the Company to remove or mitigate the environmental effects of the disposal or release of petroleum or chemical substances at various sites. The Company has established procedures for the ongoing evaluation of its operations to identify potential environmental exposures and to comply with regulatory policies and procedures. At December 31, 2017, 2016 and 2015, the Company had no environmental matters requiring specific disclosure or requiring the recognition of a liability.

Rig Commitments

The Company has drilling rig contracts with terms extending through 2018. These drilling commitments at December 31, 2017 were approximately $5.1 million. As discussed in Note 12 – Transactions with Affiliates, Citizen and Linn are serving as operator of the contributed as assets. As operator, they have contracted drilling rigs on the Company’s behalf. Such rigs are committed on a well-by-well basis.

Natural Gas Dedication Agreements

The Company has dedicated its natural gas production from the oil and natural gas properties contributed by Citizen under an agreement with a third party. Under this dedication agreement, the Company is required to deliver its natural gas production from a geographic area, as defined in the agreement, through November 2030. There is no specified volume or volume penalty in the agreement.

For the oil and natural gas properties contributed by Linn, the Company assumed Linn’s dedication agreement with Blue Mountain. The agreement with Blue Mountain requires the Company to deliver all of its natural gas production from its oil and natural gas properties in the contract area, as defined in the agreement, through November 2030. There is no specified volume or volume penalty in the agreement.

Volume Commitment

The Company has a minimum volume delivery commitment of natural gas of 18,250,000 mcf by November 2021. Under this commitment, the Company is required to delivery natural gas from a specified area, as defined in the agreement. As of December 31, 2017, the Company has delivered 3,037,500 mcf under this commitment. In the event that the Company is unable to meet this natural gas volume delivery commitment, it would incur deficiency fees of $0.625 per mcf.